CUTLER EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communication Services - 8.3%
Diversified Telecommunication Services - 4.9%
AT&T, Inc.	98,403	$2,868,447
Verizon Communications, Inc.	69,786	3,749,602
		6,618,049
Entertainment - 3.4%
Walt Disney Company (The)	46,742	4,515,277

Consumer Discretionary - 8.8%
Hotels, Restaurants & Leisure - 4.3%
McDonald's Corporation	34,655	5,730,204

Specialty Retail - 4.5%
Home Depot, Inc. (The)	32,575	6,082,078

Consumer Staples - 13.0%
Beverages - 3.1%
PepsiCo, Inc.	33,995	4,082,800

Food & Staples Retailing - 6.7%
Kroger Company (The)	113,971	3,432,806
Walmart, Inc.	49,177	5,587,491
		9,020,297
Household Products - 3.2%
Procter & Gamble Company (The)	39,130	4,304,300

Energy - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Chevron Corporation	40,070	2,903,472
Exxon Mobil Corporation	74,664	2,834,992
		5,738,464
Financials - 14.1%
Banks - 4.1%
M&T Bank Corporation	26,440	2,734,689
PNC Financial Services Group, Inc. (The)	29,500	2,823,740
		5,558,429
Capital Markets - 6.1%
BlackRock, Inc.	12,284	5,404,592
Northern Trust Corporation	36,500	2,754,290
		8,158,882

CUTLER EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Insurance - 3.9%
Marsh & McLennan Companies, Inc.	39,500	$3,415,170
Prudential Financial, Inc.	34,000	1,772,760
		5,187,930
Health Care - 17.9%
Health Care Equipment & Supplies - 7.6%
Becton, Dickinson and Company	26,025	5,979,764
Medtronic plc	45,500	4,103,190
		10,082,954
Pharmaceuticals - 10.3%
Bristol-Myers Squibb Company	88,363	4,925,354
Johnson & Johnson	33,670	4,415,147
Merck & Company, Inc.	58,290	4,484,833
		13,825,334
Industrials - 14.3%
Aerospace & Defense - 2.0%
United Technologies Corporation	28,510	2,689,349

Commercial Services & Supplies - 2.7%
Republic Services, Inc.	49,000	3,677,940

Machinery - 7.5%
Caterpillar, Inc.	41,780	4,848,151
Deere & Company	37,194	5,138,723
		9,986,874
Road & Rail - 2.1%
Union Pacific Corporation	20,000	2,820,800

Information Technology - 13.9%
Semiconductors & Semiconductor Equipment - 7.9%
Intel Corporation	102,465	5,545,406
Texas Instruments, Inc.	49,865	4,983,009
		10,528,415
Software - 6.0%
Microsoft Corporation	50,925	8,031,382

Materials - 0.6%
Chemicals - 0.6%
DuPont de Nemours, Inc.	23,291	794,223

CUTLER EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Utilities - 2.7%
Multi-Utilities - 2.7%
Dominion Energy, Inc.	49,243	$3,554,852

Total Common Stocks (Cost $92,204,556)		$130,988,833

MONEY MARKET FUNDS - 2.2%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 0.43% (a) (Cost $2,902,051)	2,902,051	$2,902,051

Total Investments at Value - 100.1% (Cost $95,106,607)		$133,890,884

Liabilities in Excess of Other Assets - (0.1%)		(68,228)

Net Assets - 100.0%		$133,822,656

(a)	The rate shown is the 7-day effective yield as of March 31, 2020.

See accompanying notes to Schedules of Investments.

CUTLER FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

U.S. TREASURY OBLIGATIONS - 52.5%	Coupon		Maturity	Par Value	Value
U.S. Treasury Bills	1.520	%(a)	04/30/20	$750,000	$749,966
U.S. Treasury Notes	1.875%		12/15/20	250,000	253,164
U.S. Treasury Notes	2.375%		03/15/21	250,000	255,469
U.S. Treasury Notes	2.125%		06/30/22	1,000,000	1,043,047
U.S. Treasury Notes	1.625%		02/15/26	700,000	745,473
U.S. Treasury Notes	1.625%		05/15/26	650,000	693,697
U.S. Treasury Notes	2.000%		11/15/26	500,000	547,598
Total U.S. Treasury Obligations (Cost $4,035,327)					$4,288,414

U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.1%	Coupon		Maturity	Par Value	Value
Federal Farm Credit Bank - 10.5%
Federal Farm Credit Bank	2.750%		06/26/23	$500,000	$534,716
Federal Farm Credit Bank	2.370%		05/01/25	300,000	326,363
					861,079
Federal Home Loan Bank - 14.2%
Federal Home Loan Bank	2.125%		03/10/23	150,000	157,207
Federal Home Loan Bank	1.750	%(b)	07/27/28	1,000,000	1,000,067
					1,157,274
Federal Home Loan Mortgage Corporation - 1.8%
Federal Home Loan Mortgage Corporation	1.750%		10/27/23	150,000	150,140

Private Export Funding Corporation - 4.6%
Private Export Funding Corporation	4.300%		12/15/21	350,000	371,646

Total U.S. Government Agency Obligations (Cost $2,420,487)					$2,540,139

MORTGAGE-BACKED SECURITIES - 0.5%	Coupon	Maturity	Par Value	Value
Commercial - 0.0%
Wachovia Bank Commercial Mortgage Trust, IO, Series 2005-C21, 144A	0.000% (c)(d)	10/01/44	$56,497,468	$0

CUTLER FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 0.5% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 0.3%
FHLMC, Pool #J13584	3.500%	11/01/25	$14,257	$15,010
FHLMC, Series 1963	7.500%	01/01/27	10,046	11,598
				26,608
Federal National Mortgage Association - 0.2%
FNMA, Pool #899237	5.000%	03/01/22	1,055	1,108
FNMA, Series 2002-93	6.500%	03/01/32	14,495	17,334
				18,442

Total Mortgage-Backed Securities (Cost $40,376)				$45,050

CORPORATE BONDS - 16.3%	Coupon		Maturity	Par Value	Value
Consumer Discretionary - 3.7%
Dollar Tree, Inc.	4.000%		05/15/25	$150,000	$153,623
NVR, Inc.	3.950%		09/15/22	150,000	150,061
					303,684
Financials - 6.9%
Citigroup, Inc.	2.700%		10/27/22	150,000	149,150
Finial Holdings, Inc.	7.125%		10/15/23	250,000	287,411
First American Financial Advisors, Inc.	4.300%		02/01/23	125,000	125,795
					562,356
Health Care - 1.9%
Cigna Corporation	3.250%		04/15/25	150,000	154,805

Industrials - 1.8%
Textron, Inc. (3MO LIBOR +55)	2.284	%(c)	11/10/20	150,000	150,007

Information Technology - 2.0%
S&P Global, Inc.	4.400%		02/15/26	150,000	166,423

Total Corporate Bonds (Cost $1,305,436)					$1,337,275

CUTLER FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.1%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 0.43% (e) (Cost $5,414)	5,414	$5,414

Total Investments at Value - 100.5% (Cost $7,807,040)		$8,216,292

Liabilities in Excess of Other Assets - (0.5%)		(44,238)

Net Assets - 100.0%		$8,172,054

IO -	Interest only strip. Par value shown is the notional value, not a true par value.
LIBOR -	London Interbank Offered Rate.
144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $0 as of March 31, 2020, representing 0.0% of net assets.

(a)	Rate shown is the annualized yield at the time of purchase, not a coupon rate.
(b)	Step coupon. Rate shown is the coupon in effect as of March 31, 2020.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d)	Illiquid security. Security has been fair valued using significant unobservable inputs in good faith by the investment adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $0 as of March 31, 2020, representing 0.0% of net assets.
(e)	The rate shown is the 7-day effective yield as of March 31, 2020.

See accompanying notes to Schedules of Investments.

CUTLER EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

COMMON STOCKS - 40.1%	Shares	Value
Brazil - 5.6%
Ambev S.A. - ADR	29,510	$67,873

China - 6.8%
PetroChina Company Ltd. - ADR	2,276	81,936

Mexico - 5.7%
Américan Móvil S.A.B. de C.V. - Class L - ADR	5,909	69,608

Philippines - 0.0%
Altus San Nicolas Corporation (a)(b)	4,407	0

South Africa - 11.0%
Naspers Ltd. - Class N - ADR	4,685	133,242

Taiwan Province of China - 11.0%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,790	133,334

Total Common Stocks (Cost $660,268)		$485,993

EXCHANGE-TRADED FUNDS - 61.3%	Shares	Value
iShares China Large-Cap ETF	7,500	$281,550
iShares MSCI India ETF	7,400	178,414
iShares MSCI Taiwan ETF	4,429	146,024
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	4,800	136,656
Total Exchange-Traded Funds (Cost $851,140)		$742,644

Total Investments at Value - 101.4% (Cost $1,511,408)		$1,228,637

Liabilities in Excess of Other Assets - (1.4%)		(17,207)

Net Assets - 100.0%		$1,211,430

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Illiquid security. Security has been fair valued using significant unobservable inputs in good faith by the investment adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $0 as of March 31, 2020, representing 0.0% of net assets.

See accompanying notes to Schedules of Investments.

CUTLER EMERGING MARKETS FUND

SUMMARY OF COMMON STOCKS BY SECTOR AND INDUSTRY

March 31, 2020 (Unaudited)

Sector/Industry	% of Net Assets
Communication Services - 16.7%
Media	11.0%
Wireless Telecommunication Services	5.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure	0.0%
Consumer Staples - 5.6%
Beverages	5.6%
Energy - 6.8%
Oil, Gas & Consumable Fuels	6.8%
Information Technology - 11.0%
Semiconductors & Semiconductor Equipment	11.0%
40.1%

See accompanying notes to Schedules of Investments.

THE CUTLER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2020 (Unaudited)

1. Securities Valuation

Portfolio securities of Cutler Equity Fund, Cutler Fixed Income Fund and Cutler Emerging Markets Fund (each, a “Fund,” and collectively, the “Funds”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Exchange traded securities are valued using the last reported sales price on the exchanges on which they are primarily traded. When using the last sales price and when the market is considered to be active, the security will be classified within Level 1 of the fair value hierarchy (see below). In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities principally traded in non-U.S. markets that may close at different times than U.S. markets are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the closing bid price. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining the prices. Investments in shares of other open-end investment companies, other than exchange-traded funds, are valued at their net asset value (“NAV”) as reported by such companies.

The Funds value securities at fair value pursuant to procedures adopted by the Cutler Investment Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the Funds’ investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Funds’ securities primarily trade but before the time as of which the Funds calculate their NAVs. In instances where the investment adviser believes that the prices received from the independent pricing service are unreliable, proprietary valuation models may be used that consider benchmark yield curves, estimated default rates, coupon rates, anticipated timing of principal repayments and other unique security features to estimate the relevant cash flows, which are discounted to calculate the fair values. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The Board approves the independent pricing services used by the Funds.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

THE CUTLER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Fixed income securities held by Cutler Fixed Income Fund are classified as Level 2 because the values for the fixed income securities are based on prices that utilize various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

Securities of Cutler Emerging Markets Fund traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service approved by the Board. These foreign securities may be priced at their fair value because the value of the securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer-specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE CUTLER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2020 by security type:

Cutler Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$130,988,833	$-	$-	$130,988,833
Money Market Funds	2,902,051	-	-	2,902,051
Total	$133,890,884	$-	$-	$133,890,884

Cutler Fixed Income Fund	Level 1	Level 2	Level 3		Total
U.S. Treasury Obligations	$-	$4,288,414	$-		$4,288,414
U.S. Government Agency Obligations	-	2,540,139	-		2,540,139
Mortgage-Backed Securities	-	45,050	0	*	45,050
Corporate Bonds	-	1,337,275	-		1,337,275
Money Market Funds	5,414	-	-		5,414
Total	$5,414	$8,210,878	$0		$8,216,292

Cutler Emerging Markets Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$485,993	$-	$0	*	$485,993
Exchange-Traded Funds	742,644	-	-		742,644
Total	$1,228,637	$-	$0		$1,228,637

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. There were no Level 3 securities held by the Cutler Equity Fund as of or during the period ended March 31, 2020.

The following is a reconciliation of Level 3 instruments of Cutler Fixed Income Fund and Cutler Emerging Markets Fund in which significant unobservable inputs were used to determine fair value for the period ended March 31, 2020:

Cutler Fixed Income Fund

Investments in Securities	Value as of June 30, 2109	Purchases	Sales	Transfers In (Out)	Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2020
Mortgage-Backed Securities	$-	$-	$-	$578	$-	$(578)	$-

Cutler Emerging Markets Fund

Investments in Securities	Value as of June 30, 2109	Received via Corporate Action	Sales	Transfers In (Out)	Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2020
Common stocks	$-	$428	$-	$-	$-	$(428)	$-

THE CUTLER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following table summarizes the valuation techniques used and unobservable inputs developed by the Funds’ investment adviser in conformity with guidelines adopted by and subject to review by the Board in determining the fair value of the Level 3 instruments of Cutler Fixed Income Fund and Cutler Emerging Markets Fund:

Cutler Fixed Income Fund

Investments in Securities	Fair Value as of March 31, 2020	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input
Mortgage-Backed Securities	$0	Management's Estimate of Value	N/A	N/A	N/A

Cutler Emerging Markets Fund

Investments in Securities	Fair Value as of March 31, 2020	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input
Common stocks	$0	Management's Estimate of Value	N/A	N/A	N/A

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2020:

	Cutler Equity Fund	Cutler Fixed Income Fund	Cutler Emerging Markets Fund
Cost of portfolio investments	$95,118,309	$7,886,571	$1,517,463

Gross unrealized appreciation	$46,071,029	$335,142	$39,661
Gross unrealized depreciation	(7,298,454)	(5,421)	(328,487)

Net unrealized appreciation (depreciation)	$38,772,575	$329,721	$(288,826)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are related to losses deferred due to wash sales.

THE CUTLER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

4. Risks Associated with Emerging Markets

In seeking to meet its investment objective, under normal conditions, at least 80% of Cutler Emerging Markets Fund’s assets will be invested in a diversified portfolio of securities of issuers whose principal activities are in, or economically tied to, emerging markets countries selected in accordance with the investment adviser’s long standing dividend focused investment philosophy. Accordingly, Cutler Emerging Markets Fund is subject to the following investment risks:

Foreign Investment Risk — Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Emerging Markets Risk — The economies of emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of emerging market countries may be less stable than the governments of more developed countries. Countries in the emerging markets generally have less developed securities markets or exchanges, and less developed legal and accounting systems, reduced availability of public information, and lack of uniform financial reporting and regulatory practices, which in turn may adversely impact Cutler Emerging Markets Fund’s ability to calculate accurately the intrinsic value of the securities. Securities of emerging market companies may be less liquid and more volatile than securities in countries with more mature markets. The value of emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in emerging market countries may be considered speculative and higher risk.

Currency Risk — Because Cutler Emerging Markets Fund holds securities valued in foreign currencies and holds foreign currencies when it purchases and sells foreign securities, changes in exchange rates will impact the value of the Fund’s assets. Thus, investments in foreign securities involve currency risk, which is the risk that the values of the foreign securities and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.

THE CUTLER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

5. Investment in Other Investment Companies

The Funds may invest a significant portion of their assets in shares of one or more investment companies, including ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their fair value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that a Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of March 31, 2020, Cutler Emerging Markets Fund had 61.3% of the value of its net assets invested in ETFs.